Redeemable Convertible Preferred Stock (Summary of Redeemable Convertible Preferred Stock Series) (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Temporary Equity [Line Items]
Total redeemable convertible preferred stock, Shares	0	4,912,646	2,964,594	2,964,594
Total redeemable convertible preferred stock, Amounts		$ 63,000	$ 33,038	$ 33,038
Series C Preferred Stock [Member]
Temporary Equity [Line Items]
Total redeemable convertible preferred stock, Shares
Total redeemable convertible preferred stock, Amounts
Series E Preferred Stock [Member]
Temporary Equity [Line Items]
Total redeemable convertible preferred stock, Shares		1,947,419	1,947,419	1,947,419
Total redeemable convertible preferred stock, Amounts		19,980	19,980	19,980
Series F Preferred Stock [Member]
Temporary Equity [Line Items]
Total redeemable convertible preferred stock, Shares		1,017,175	1,017,175	1,017,175
Total redeemable convertible preferred stock, Amounts		13,058	13,058	13,058
Series G Preferred Stock [Member]
Temporary Equity [Line Items]
Total redeemable convertible preferred stock, Shares		1,948,052
Total redeemable convertible preferred stock, Amounts		$ 29,962